Accounts payable and accrued liabilities (Tables)	9 Months Ended
Sep. 30, 2025
Accounts Payable And Accrued Liabilities
Schedule of accounts payable and accrued liabilities
	September 30,	December 31,
	2025	2024

Accounts payable	$1,386	$2,614
Accrued liablities	1,278	2,182
VAT payable	11	30
	$2,675	$4,826